Offerings - Offering: 1	Mar. 06, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share
Amount Registered | shares	4,760,965
Maximum Aggregate Offering Price	$ 190,295,771.17
Carry Forward Form Type	S-3
Carry Forward File Number	333-263353
Carry Forward Initial Effective Date	Mar. 07, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 17,640.42
Offering Note	1.a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional common shares, $0.01 par value per share ("Common Shares"), of Valaris Limited that may be offered or issued in connection with any share split, share dividend, recapitalization or other similar transactions, or pursuant to anti-dilution provisions of the Common Shares. 1.b) The registrant previously paid a registration fee of $53,707.44 in connection with the prior registration of 14,495,079 Common Shares on a registration statement on Form S-3 (File No. 333-263353), which was filed with the Securities and Exchange Commission and became effective automatically on March 7, 2022 (the "Prior Registration Statement"), of which 4,760,965 Common Shares are being registered hereunder for resale by the selling shareholders and remain unsold. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid in connection with such unsold Common Shares will continue to be applied to the offer and resale of such unsold Common Shares pursuant to this registration statement. As a result, no additional filing fee is due upon the filing of this registration statement. The offering of all securities pursuant to the Prior Registration Statement will be deemed terminated as of the effective date of this registration statement.